Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Related Party Transaction [Line Items]
Amounts due to related parties, non-current		$ 499,722	$ 490,662
Jian Chen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, non-current	[1]	$ 499,722	$ 490,662

[1]	The balances mainly represent expenses paid on behalf of the Company for daily operations, and the movement of the balance was due to foreign exchange rate fluctuation.